Stock options (Details Narrative)	9 Months Ended
	May 31, 2022 USD ($) shares	May 31, 2021 USD ($) shares	Oct. 06, 2021	Aug. 31, 2021 shares	Aug. 31, 2020 shares
IfrsStatementLineItems [Line Items]
Number of common shares reserved and available for grant, percentage			10.00%
Number of share options outstanding in share-based payment arrangement	517,452	237,760		692,938	253,121
Number of share options exercisable in share-based payment arrangement	186,706			209,950
Expense from share-based payment transactions | $	$ 2,356,419	$ 90,411
Board of Directors [Member]
IfrsStatementLineItems [Line Items]
Options exercisable, remaining contractual term, end of period	10 years